                        GNA VARIABLE INVESTMENT ACCOUNT

                              FINANCIAL STATEMENTS

                                 June 30, 2000
                                  (Unaudited)

                        GNA VARIABLE INVESTMENT ACCOUNT

                               TABLE OF CONTENTS
                                  (Unaudited)

                                                                            Page
                                                                            ----
Statements of Assets and Liabilities....................................... F-1
Statements of Operations................................................... F-2
Statements of Changes in Net Assets........................................ F-3
Notes to Financial Statements.............................................. F-4

                        GNA VARIABLE INVESTMENT ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (Unaudited)
                                 June 30, 2000

                                               GE Investments Funds, Inc.
                          --------------------------------------------------------------------
                                       Premier    Mid-Cap
                                        Growth     Value                     U.S.      Money
                                        Equity     Equity   International   Equity    Market
                          Income Fund    Fund       Fund     Equity Fund     Fund      Fund
                          ----------- ---------- ---------- ------------- ---------- ---------
ASSETS
Investments in GE
 Investments Funds,
 Inc., at fair value:
 Income Fund (1,717,003
  shares, cost
  $23,489,102)..........  $20,432,336        --         --          --           --        --
 Premier Growth Equity
  Fund (269,123 shares,
  cost $19,756,797).....          --  23,731,266        --          --           --        --
 Mid-Cap Value Equity
  (880,763 shares, cost
  $13,266,701)..........          --         --  13,308,329         --           --        --
 International Equity
  Fund (848,620 shares,
  cost $12,071,266).....          --         --         --   12,559,576          --        --
 U. S. Equity Fund
  (813,118 shares, cost
  $28,033,449)..........          --         --         --          --    30,890,353       --
 Money Market Fund
  (5,030,670 shares,
  cost $5,030,670)......          --         --         --          --           --  5,030,670
                          ----------- ---------- ----------  ----------   ---------- ---------
 Total assets...........  $20,432,336 23,731,266 13,308,329  12,559,576   30,890,353 5,030,670
                          =========== ========== ==========  ==========   ========== =========
Net assets:
 Attributable to General
  Electric Capital
  Assurance Company.....   17,132,138 12,429,906  5,865,807  10,295,642   18,136,874 3,404,185
 For deferred variable
  annuity
  contractholders.......    3,300,198 11,301,360  7,442,522   2,263,934   12,753,479 1,626,485
                          ----------- ---------- ----------  ----------   ---------- ---------
                          $20,432,336 23,731,266 13,308,329  12,559,576   30,890,353 5,030,670
                          =========== ========== ==========  ==========   ========== =========
Outstanding units held
 by contractholders.....      311,046    612,208    629,655     146,818      872,331   147,728
                          =========== ========== ==========  ==========   ========== =========
 Net asset value per
  unit..................  $     10.61      18.46      11.82       15.42        14.62     11.01
                          =========== ========== ==========  ==========   ========== =========

           See accompanying notes to unaudited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                            STATEMENTS OF OPERATIONS
                                  (Unaudited)
                                 June 30, 2000

                                          GE Investments Funds, Inc.
                         -----------------------------------------------------------------
                                    Premier    Mid-Cap
                                     Growth     Value                    U. S.      Money
                          Income     Equity     Equity   International   Equity    Market
                           Fund       Fund       Fund     Equity Fund     Fund      Fund
                         --------  ----------  --------  ------------- ----------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    --          --        --          --            --   133,214
 Expenses:
 Mortality and expense
  risk charges (note
  3)....................   25,884      88,339    57,401      15,844        98,076   13,501
                         --------  ----------  --------     -------    ----------  -------
Net investment income
 (loss).................  (25,884)    (88,339)  (57,401)    (15,844)      (98,076) 119,713
                         --------  ----------  --------     -------    ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (71,779)  1,445,763    47,031     340,908     1,229,434      --
 Unrealized appreciation
  (depreciation) on
  investments...........  749,099  (1,578,175) (673,232)    (59,143)   (1,139,870)     --
                         --------  ----------  --------     -------    ----------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  677,320    (132,412) (626,201)    281,765        89,564      --
                         --------  ----------  --------     -------    ----------  -------
Increase (decrease) in
 net assets from
 operations............. $651,436    (220,751) (683,602)    265,921        (8,512) 119,713
                         ========  ==========  ========     =======    ==========  =======

           See accompanying notes to unaudited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                                 June 30, 2000

                                                GE Investments Fund, Inc.
                          -------------------------------------------------------------------------
                                        Premier     Mid-Cap
                                         Growth      Value                     U. S.       Money
                                         Equity      Equity    International   Equity      Market
                          Income Fund     Fund        Fund      Equity Fund     Fund        Fund
                          -----------  ----------  ----------  ------------- ----------  ----------
Increase in net assets
From operations:
 Net investment income
  (loss)................  $   (25,884)    (88,339)    (57,401)     (15,844)     (98,076)    119,713
 Net realized gain
  (loss)................      (71,779)  1,445,763      47,031      340,908    1,229,434         --
 Unrealized appreciation
  (depreciation) on
  investments...........      749,099  (1,578,175)   (673,232)     (59,143)  (1,139,870)        --
                          -----------  ----------  ----------   ----------   ----------  ----------
  Increase (decrease) in
   net assets from
   operations...........      651,436    (220,751)   (683,602)     265,921       (8,512)    119,713
                          -----------  ----------  ----------   ----------   ----------  ----------
From capital
 transactions:
 Net effect of
  transactions by
  General Electric
  Capital Assurance
  Company...............       25,884    (127,861)     57,401      (30,658)    (602,274)     13,500
 Net contract purchase
  payments..............        3,102      39,187      11,388       26,025       16,378       2,893
 Transfers to the
  general account of
  General Electric
  Capital Assurance
  Company:
 Surrender Benefits.....     (460,883) (1,490,505)   (740,793)    (152,593)  (1,446,495) (1,812,223)
 Transfers from (to) the
  Fixed Guarantee Period
  Account (note 1)......      (89,262)     36,401      48,432        8,348       20,623   1,255,642
 Interfund transfers....      (66,663)   (301,226)    (37,337)     188,903      (75,662)    291,985
                          -----------  ----------  ----------   ----------   ----------  ----------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     (587,822) (1,844,004)   (660,909)      40,025   (2,087,430)   (248,203)
                          -----------  ----------  ----------   ----------   ----------  ----------
  Increase (decrease) in
   net assets...........       63,614  (2,064,755) (1,344,511)     305,946   (2,095,942)   (128,490)
Net assets at beginning
 of period..............   20,368,722  25,796,021  14,652,840   12,253,630   32,986,295   5,159,160
                          -----------  ----------  ----------   ----------   ----------  ----------
Net assets at end of
 period.................  $20,432,336  23,731,266  13,308,329   12,559,576   30,890,353   5,030,670
                          ===========  ==========  ==========   ==========   ==========  ==========

           See accompanying notes to unaudited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000
                                  (Unaudited)

(1) Description of Entity

   GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation
(GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger has no impact on net assets or unit values of the Account.

   The Account holds certain benefits for group deferred variable annuity policies issued by GNA. No new contracts are issued in the Account; however, existing contractholders can continue to add premiums to the Account.

   Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA. The net assets related to deferred variable annuity policies are the property of GECA and cannot be used to settle liabilities arising out of any other business of GECA.

(2) Summary of Significant Accounting Policies

 (a) Investments

   Investments in shares of the portfolios are recorded at their net asset value. The net asset value is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on an average-cost basis. Dividend income is recorded on the ex-dividend date.

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2000, were:

                                                                       Proceeds
                                                            Cost of      from
                                                            shares      shares
                                                           acquired      sold
                                                          ----------- ----------
GE Investments Funds, Inc.:
 Income Fund............................................. $    79,528    693,234
 Premier Growth Equity Fund..............................  25,617,904 27,550,248
 Mid-Cap Value Equity Fund...............................     227,442    945,752
 International Equity Fund...............................  10,555,246 10,531,065
 U.S. Equity Fund........................................  37,654,941 39,840,447
 Money Market Fund.......................................   1,823,075  1,951,564

 (b) Unit Activity

   The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 2000 are as follows:

                                  Premier  Mid-Cap                           Money
                         Income   Growth    Value   International   U.S.     Market
                          Fund    Equity   Equity    Equity Fund   Equity     Fund
                         -------  -------  -------  ------------- --------  --------
Units outstanding,
 12/31/99............... 369,944  705,016  689,852     142,084     973,745   171,718
Units purchased.........   5,148    7,007   14,250      16,034      10,712   153,693
Units redeemed.......... (64,046) (99,815) (74,447)    (11,300)   (112,126) (177,683)
                         -------  -------  -------     -------    --------  --------
Units outstanding,
 6/30/00................ 311,046  612,208  629,655     146,818     872,331   147,728
                         =======  =======  =======     =======    ========  ========

                        GNA VARIABLE INVESTMENT ACCOUNT

                                 June 30, 2000

(2) Summary of Significant Accounting Policies -- Continued

 (c) Distributions

   The net investment income (loss) and realized capital gains of the Account are retained and reinvested within the Account.

 (d) Federal Income Taxes

   The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

 (e) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions and Contract Charges

   Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. Withdrawals charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

   Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

   Units are not assigned to purchases made by GECA and no contract charges are assessed against GECA's net assets.

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds,
 .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund.